                       HOTCHKIS AND WILEY VARIABLE TRUST

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISOR
                               HOTCHKIS AND WILEY
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                              MILWAUKEE, WI 53202

                                  DISTRIBUTOR
                       PRINCETON FUNDS DISTRIBUTOR, INC.
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536

                                 ADMINISTRATOR
                               AND TRANSFER AGENT
                       FIRSTAR MUTUAL FUND SERVICES, LLC
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

                                   CUSTODIAN
                          FIRSTAR BANK MILWAUKEE, N.A.
                            615 EAST MICHIGAN STREET
                           MILWAUKEE, WISCONSIN 53202

         THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                                  SEMI-ANNUAL

                                     REPORT

                                 JUNE 30, 1999

                                      LOGO

                   [ HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                          INTERNATIONAL VIP PORTFOLIO
            -------------------------------------------------------

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.


                     HOTCHKIS AND WILEY: INVESTMENT ADVISOR

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDERS:

The International VIP Portfolio's return of 12.2% outpaced the MSCI EAFE Index (+4.1%) for the six month period ended June 30, 1999. In January, European markets continued to exhibit the same trends that dominated performance last year. Initially, the euphoria surrounding the successful launch of the Euro created an ebullience that once again made the mega cap growth-oriented stocks the dominant drivers of performance. By late February, however, relative calm returned to the world's financial markets. Investors started to focus more on the underlying valuation of securities and less on the larger allocation themes. Outperformance in certain European countries, particularly the U.K., France, Italy and Sweden, propelled the Portfolio. Corporate activity has been very strong this year in Europe. Strategic and trade buyers have sought to capitalize on the opportunities afforded by the deep discount that the stock markets have accorded the more cyclical companies. As an example, Hillsdown Holdings in the U.K. was the target of an American led buy-out at a 70% share price premium. Our research identified this stock as extremely under-valued with a 5.9% dividend yield and a strong balance sheet. In Japan, the Portfolio was significantly underweight vs. the Index with a 9% average weight vs. 23% for the Index. This proved to be a drag on performance in the first half as the Japanese market gained 20.8% in U.S. dollar terms. However, stock selection in Japan helped mitigate the impact on the Portfolio. In Japan, where we are emphasizing export-oriented companies with modest exposure to the anemic Japanese economy, we saw our position in the Japanese entertainment company, Nintendo, pay off handsomely. Nintendo has just announced another major product introduction based on next generation video game platform technology.

We anticipate that above-consensus global gross domestic product growth rates will benefit the Portfolio, which is geared to companies in the economically sensitive cyclical sectors. In Europe and the U.K., where we expect to see the economic recovery gather pace, we continue to emphasize financials, industrials and materials. As equities become increasingly popular in Europe, we expect a rising tide of equity issuances from European companies over the next 12 months. As these transactions compete for investors' attention, the initial offering prices should remain attractive. For example, the Portfolio recently added shares in the newly issued Swiss building and construction products company Geberit, offered at a significant valuation discount to the stock of comparable companies. The renewed emphasis on capital efficiency and a growing regard for the shareholder is becoming increasingly evident in the Asian and European markets - factors that play strongly to the capital-intensive nature of the companies held in the Portfolio. The Portfolio continues to boast a healthy dividend yield premium over the benchmark: as of June 30, 1999, the Portfolio had a 44% yield premium to the MSCI EAFE Index.*

TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 1999

                          International      MSCI
                          VIP Portfolio      EAFE
--------------------------------------------------
Six Months                    12.18%         4.11%
One Year                       7.48          7.92
Since Inception
  (6/10/98)+                   6.86           n/a

+ Average annual total return. Past performance is no guarantee of future performance.

As always, we appreciate the trust you place in us. We thank you for your continued support and look forward to reporting to you again in six months.

Sincerely,

/s/ NANCY D. CELICK
Nancy D. Celick
President

HOTCHKIS AND WILEY VARIABLE TRUST

The above reflects opinions of portfolio managers as of June 30, 1999. They are subject to change and any forecasts made cannot be guaranteed. The Portfolio might not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

Total returns and average annual total returns are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment advisor pays annual operating expenses in excess of 1.35% of average net assets. Were it not to pay such expenses, net returns would be lower. Investment return and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Investment by the Portfolio in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments. Past performance is no guarantee of future performance.

The MSCI EAFE Index includes foreign stock prices of Europe, Australia and the Far East exchanges. The Index does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Portfolio. The Portfolio is not identical in composition to the Index; the securities, weightings among securities, countries, and weightings among countries in the Portfolio differ from those in the Index. It is not possible to invest directly in an index.

* Refers to yield of securities held by the Portfolio. Not reflective of yield distributed to Portfolio shareholders.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS..................................     1

STATEMENT OF ASSETS AND LIABILITIES......................     4

STATEMENT OF OPERATIONS..................................     5

STATEMENT OF CHANGES IN NET ASSETS.......................     6

NOTES TO FINANCIAL STATEMENTS............................     7

FINANCIAL HIGHLIGHTS.....................................    10


          [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

     COMMON STOCKS -- 97.2%          Shares        Value
------------------------------------------------------------
AUSTRALIA -- 5.9%
------------------------------------------------------------
AIRLINES -- 1.9%
 ............................................................
Qantas Airways Limited              1,057,575   $  3,493,050
------------------------------------------------------------
BANKS -- 1.5%
 ............................................................
Australia and New Zealand Banking
  Group, Ltd.                         377,135      2,773,095
------------------------------------------------------------
BUILDING MATERIALS -- 1.4%
 ............................................................
Pioneer International, Ltd.         1,049,782      2,675,179
------------------------------------------------------------
INSURANCE -- 1.1%
 ............................................................
QBE Insurance Group, Ltd.             545,241      2,075,149
 .............................................    -----------
                                                  11,016,473
Total Australia
------------------------------------------------------------
AUSTRIA -- 0.7%
------------------------------------------------------------
STEEL -- 0.7%
 ............................................................
Boehler -- Uddeholm AG                 27,030      1,337,840
 .............................................    -----------
                                                   1,337,840
Total Austria
------------------------------------------------------------
CANADA -- 3.9%
------------------------------------------------------------
BANKS -- 1.9%
 ............................................................
Canadian Imperial Bank of
  Commerce                            147,520      3,498,380
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.0%
 ............................................................
Imasco, Ltd.                           71,130      1,907,885
------------------------------------------------------------
METALS & MINERALS -- 1.0%
 ............................................................
Noranda, Inc.                         135,910      1,781,403
------------------------------------------------------------
OIL EXPLORATION &
  PRODUCTION -- 0.0%
 ............................................................
Canadian Hunter Exploration Ltd.#           1              7
 .............................................    -----------
                                                   7,187,675
Total Canada
------------------------------------------------------------
FINLAND -- 1.4%
------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.4%
 ............................................................
UPM-Kymmene OYJ                        92,610      2,655,278
 .............................................    -----------
                                                   2,655,278
Total Finland
------------------------------------------------------------
FRANCE -- 11.3%
------------------------------------------------------------
AEROSPACE -- DEFENSE -- 1.2%
 ............................................................
Thomson CSF                            62,841      2,184,140
------------------------------------------------------------

------------------------------------------------------------
                                     Shares        Value
BANKS -- 2.7%
 ............................................................
Banque Nationale de Paris              25,271   $  2,105,917
 ............................................................
Societe Generale                       16,020      2,823,657
 .............................................    -----------
                                                   4,929,574
------------------------------------------------------------
BEVERAGES -- 1.5%
 ............................................................
Pernod Ricard SA                       41,400      2,775,371
------------------------------------------------------------
BUILDING MATERIALS -- 1.2%
 ............................................................
Lafarge SA                             24,390      2,319,264
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 1.2%
 ............................................................
Societe BIC SA                         42,379      2,235,650
------------------------------------------------------------
OIL -- INTERNATIONAL -- 3.5%
 ............................................................
Elf Aquitaine SA                       21,295      3,125,287
 ............................................................
Total SA                               26,388      3,404,640
 .............................................    -----------
                                                   6,529,927
 .............................................    -----------
                                                  20,973,926
Total France
------------------------------------------------------------
GERMANY -- 8.2%
------------------------------------------------------------
BANKS -- 0.9%
 ............................................................
Commerzbank AG                         53,105      1,612,977
------------------------------------------------------------
BUILDING MATERIALS -- 0.8%
 ............................................................
Dyckerhoff AG                           4,819      1,456,237
------------------------------------------------------------
CHEMICALS -- 2.5%
 ............................................................
Hoechst AG                             71,237      3,225,355
 ............................................................
SGL Carbon AG #                        18,213      1,408,803
 .............................................    -----------
                                                   4,634,158
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 2.2%
 ............................................................
Buderus AG                              5,565      2,232,658
 ............................................................
Vossloh AG                             81,810      1,856,250
 .............................................    -----------
                                                   4,088,908
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 1.8%
 ............................................................
VEBA AG                                58,270      3,425,526
 .............................................    -----------
                                                  15,217,806
Total Germany
------------------------------------------------------------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                     Shares        Value
------------------------------------------------------------
HONG KONG -- 3.2%
------------------------------------------------------------
REAL ESTATE DEVELOPMENT -- 2.7%
 ............................................................
Hang Lung Development Company       1,937,000   $  2,415,352
 ............................................................
New World Development Co., Ltd.       864,000      2,589,027
 .............................................    -----------
                                                   5,004,379
------------------------------------------------------------
UTILITY -- ELECTRIC -- 0.5%
 ............................................................
Shandong International Power
  Development Company Limited #     4,000,000        902,190
 .............................................    -----------
                                                   5,906,569
Total Hong Kong
------------------------------------------------------------
IRELAND -- 2.7%
------------------------------------------------------------
FOOD PRODUCERS -- 1.3%
 ............................................................
Greencore Group PLC                   774,030      2,394,895
------------------------------------------------------------
PAPER -- 1.4%
 ............................................................
Jefferson Smurfit Group PLC         1,087,642      2,551,965
 .............................................    -----------
                                                   4,946,860
Total Ireland
------------------------------------------------------------
ITALY -- 2.9%
------------------------------------------------------------
OIL EXPLORATION & PRODUCTION -- 1.2%
 ............................................................
ENI SPA                               361,900      2,161,098
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ............................................................
Telecom Italia SPA                    277,500      2,884,901
 ............................................................
Telecom Italia SPA -- RNC              61,412        333,155
 .............................................    -----------
                                                   3,218,056
 .............................................    -----------
                                                   5,379,154
Total Italy
------------------------------------------------------------
JAPAN -- 8.9%
------------------------------------------------------------
ELECTRONIC COMPONENTS -- 3.6%
 ............................................................
Nintendo Co., Ltd.                     47,500      6,675,278
------------------------------------------------------------
FINANCIAL SERVICES -- 2.0%
 ............................................................
Promise Company, Ltd.                  64,800      3,827,829
------------------------------------------------------------
LEISURE/TOYS -- 1.8%
 ............................................................
NAMCO, Ltd.                           122,200      3,281,149
------------------------------------------------------------
STEEL -- 1.5%
 ............................................................
Yodogawa Steel Works, Ltd.            666,000      2,751,159
 .............................................    -----------
                                                  16,535,415
Total Japan
------------------------------------------------------------

------------------------------------------------------------
                                     Shares        Value
NETHERLANDS -- 7.3%
------------------------------------------------------------
BANKS -- 1.0%
 ............................................................
ABN AMRO Holding N.V.                  81,290   $  1,760,613
------------------------------------------------------------
CHEMICALS -- 1.2%
 ............................................................
Akzo Nobel N.V.                        54,580      2,296,683
------------------------------------------------------------
ELECTRONICS -- 1.7%
 ............................................................
Koninklijke (Royal) Philips
  Electronics N.V.                     31,937      3,150,539
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.4%
 ............................................................
Fortis (NL) N.V.                       43,120      1,331,935
 ............................................................
ING Groep N.V.                         57,750      3,126,934
 .............................................    -----------
                                                   4,458,869
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
 ............................................................
Koninklijke KPN N.V.                   41,065      1,927,040
 .............................................    -----------
                                                  13,593,744
Total Netherlands
------------------------------------------------------------
NORWAY -- 1.1%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 1.1%
 ............................................................
Kvaerner ASA -- Class A #             101,486      2,088,375
 .............................................    -----------
                                                   2,088,375
Total Norway
------------------------------------------------------------
SINGAPORE -- 1.7%
------------------------------------------------------------
COMPUTERS -- 1.7%
 ............................................................
Creative Technology, Ltd.             237,582      3,192,508
 .............................................    -----------
                                                   3,192,508
Total Singapore
------------------------------------------------------------
SPAIN -- 3.4%
------------------------------------------------------------
BANKS -- 1.4%
 ............................................................
Banco Santander Central Hispano,
  S.A.                                250,420      2,608,542
------------------------------------------------------------
TELECOMMUNICATIONS -- 2.0%
 ............................................................
Telefonica de Espana S.A.              78,444      3,779,010
 .............................................    -----------
                                                   6,387,552
Total Spain
------------------------------------------------------------
SWEDEN -- 2.3%
------------------------------------------------------------
BANKS -- 0.8%
 ............................................................
Skandinaviska Enskilda Banken AG      130,089      1,514,798
 .............................................    -----------

                     See Notes to the Financial Statements

                    SCHEDULE OF INVESTMENTS -- JUNE 30, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                     Shares        Value
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.5%
 ............................................................
Electrolux AB -- Class B              131,490   $  2,752,908
 .............................................    -----------
                                                   4,267,706
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 6.0%
------------------------------------------------------------
BUILDING MATERIALS -- 1.3%
 ............................................................
Geberit International AG #             10,982      2,504,258
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.7%
 ............................................................
Saurer AG "registered" #                5,063      2,738,957
 ............................................................
Sulzer AG "registered" #                3,738      2,272,231
 .............................................    -----------
                                                   5,011,188
------------------------------------------------------------
MEDICAL PRODUCTS &
  SUPPLIES -- 2.0%
 ............................................................
Novartis AG "registered"                2,532      3,697,183
 .............................................    -----------
                                                  11,212,629
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 26.3%
------------------------------------------------------------
APPAREL & TEXTILES -- 1.7%
 ............................................................
Coats Viyella PLC                   3,962,250      3,185,289
------------------------------------------------------------
BANKS -- 3.6%
 ............................................................
Lloyds TSB Group PLC                  227,423      3,082,973
 ............................................................
National Westminster Bank PLC         166,610      3,532,321
 .............................................    -----------
                                                   6,615,294
------------------------------------------------------------
BUILDING MATERIALS -- 1.5%
 ............................................................
Hanson PLC                            321,040      2,851,608
------------------------------------------------------------
CHEMICALS -- 1.5%
 ............................................................
BOC Group PLC                         139,917      2,734,822
------------------------------------------------------------
CONSUMER DURABLES -- MISCELLANEOUS -- 1.3%
 ............................................................
Reckitt & Colman PLC                  235,799      2,458,717
------------------------------------------------------------
DIVERSIFIED -- 1.7%
 ............................................................
Cookson Group PLC                     907,900      3,062,588
------------------------------------------------------------
DIVERSIFIED INDUSTRIALS -- 3.6%
 ............................................................
Tomkins PLC                           887,880      3,848,786
 ............................................................
Williams PLC                          417,118      2,754,925
 .............................................    -----------
                                                   6,603,711
------------------------------------------------------------

------------------------------------------------------------
                                     Shares        Value
ENGINEERING &
  CONSTRUCTION -- 2.9%
 ............................................................
Invensys PLC                          566,901   $  2,683,040
 ............................................................
TI Group PLC                          414,020      2,773,621
 .............................................    -----------
                                                   5,456,661
------------------------------------------------------------
FOOD & BEVERAGES -- 1.8%
 ............................................................
Allied Domecq PLC                     351,700      3,392,818
------------------------------------------------------------
INSURANCE -- 2.5%
 ............................................................
Allied Zurich AG PLC                  228,155      2,868,121
 ............................................................
CGU PLC                               128,100      1,850,625
 .............................................    -----------
                                                   4,718,746
------------------------------------------------------------
PRINTING & PUBLISHING -- 1.4%
 ............................................................
United News & Media PLC               271,008      2,605,846
------------------------------------------------------------
RETAIL -- FOOD CHAINS -- 1.4%
 ............................................................
Tesco PLC                           1,037,270      2,669,204
------------------------------------------------------------
TOBACCO -- 0.9%
 ............................................................
B.A.T. Industries PLC                 171,445      1,612,026
------------------------------------------------------------
WATER -- TREATMENT -- 0.5%
 ............................................................
Thames Water PLC                       51,610        818,406
 .............................................    -----------
                                                  48,785,736
Total United Kingdom
 .............................................    -----------
Total common stocks                              180,685,246
  (cost $168,501,459)
------------------------------------------------------------
      VARIABLE RATE DEMAND         Principal
         NOTES* -- 0.4%              Amount
------------------------------------------------------------
Chase Manhattan Bank, 3.3593%
  (cost $689,336)                  $  689,336        689,336
 .............................................    -----------
Total investments -- 97.6%                       181,374,582
  (cost $169,190,795)
 ............................................................
                                                   4,578,136
Other assets in excess of liabilities -- 2.4%
 .............................................    -----------
                                                $185,952,718
Total net assets -- 100.0%
------------------------------------------------------------

# Non-income producing security.

* Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is as of June 30, 1999.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                              June 30, 1999
INTERNATIONAL VIP PORTFOLIO                                    (Unaudited)
---------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................  $181,374,582
  Cash......................................................     1,020,092
  Dividends and interest receivable.........................       882,136
  Receivable for securities sold............................     2,853,518
  Organizational expenses, net of accumulated
    amortization............................................        14,917
  Prepaid expenses..........................................        26,818
                                                              ------------
      Total assets..........................................   186,172,063
                                                              ------------
LIABILITIES:
  Payable to Advisor........................................       115,258
  Accrued expenses and other liabilities....................       104,087
                                                              ------------
      Total liabilities.....................................       219,345
                                                              ------------
      Net assets............................................  $185,952,718
                                                              ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................  $174,666,519
  Undistributed net investment income.......................     2,134,433
  Undistributed net realized loss on securities and foreign
    currency transactions...................................    (3,016,884)
  Net unrealized appreciation of securities and foreign
    currency................................................    12,168,650
                                                              ------------
      Net assets............................................  $185,952,718
                                                              ============
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................    17,416,923
  Net asset value per share (offering and redemption
    price)..................................................  $      10.68
                                                              ============
*Cost of Investments........................................  $169,190,795
                                                              ============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 1999
INTERNATIONAL VIP PORTFOLIO                                     (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME
  Income*
    Dividends...............................................    $ 2,937,212
    Interest................................................        188,971
                                                                -----------
        Total income........................................      3,126,183
                                                                -----------
  Expenses
    Advisory fee............................................        784,512
    Legal and auditing fees.................................         30,128
    Custodian fees and expenses.............................         81,267
    Accounting and transfer agent fees and expenses.........         41,172
    Administration fee......................................         59,643
    Trustees' fees and expenses.............................         29,051
    Reports to shareholders.................................         22,562
    Registration fees.......................................          1,910
    Amortization of organizational expenses.................          2,000
    Other expenses..........................................          2,500
                                                                -----------
        Total expenses......................................      1,054,745
                                                                -----------
  Net investment income.....................................      2,071,438
                                                                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities and foreign currency
     transactions...........................................        629,460
    Net change in unrealized appreciation of securities and
     foreign currency.......................................     14,394,674
                                                                -----------
  Net gain on investments...................................     15,024,134
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $17,095,572
                                                                ===========

*Net of Foreign Taxes Withheld..............................    $   321,601
                                                                ===========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended    June 10, 1998**
                                                               June 30, 1999          through
INTERNATIONAL VIP PORTFOLIO                                     (Unaudited)      December 31, 1998
--------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................   $   2,071,438       $  1,479,772
    Net realized gain (loss) on securities and foreign
     currency transactions..................................         629,460         (3,884,261)
    Net change in unrealized appreciation (depreciation) of
     securities and foreign currency........................      14,394,674         (2,226,023)
                                                               -------------       ------------
        Net increase (decrease) in net assets resulting from
        operations..........................................      17,095,572         (4,630,512)
                                                               -------------       ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................              --         (1,179,786)
                                                               -------------       ------------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................      13,117,216        299,085,362
    Shares issued in connection with payment of dividends
     and distributions......................................              --          1,179,786
    Cost of shares redeemed.................................    (133,395,028)        (5,319,892)
                                                               -------------       ------------
        Net increase (decrease) in net assets from Fund
        share transactions..................................    (120,277,812)       294,945,256
                                                               -------------       ------------
Total increase (decrease) in net assets.....................    (103,182,240)       289,134,958
NET ASSETS:
    Beginning of period.....................................     289,134,958                 --
                                                               -------------       ------------
    End of period*..........................................   $ 185,952,718       $289,134,958
                                                               =============       ============
*Including undistributed net investment income of:             $   2,134,433       $     62,996
                                                               =============       ============
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................       1,317,097         30,816,414
    Shares issued in connection with payment of dividends
     and distributions......................................              --            125,916
    Shares redeemed.........................................     (14,279,952)          (562,552)
                                                               -------------       ------------
        Net increase (decrease).............................     (12,962,855)        30,379,778
                                                               =============       ============
** Commencement of operations.

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 1999 (UNAUDITED)

NOTE 1.
ACCOUNTING POLICIES. The International VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1998. The Fund seeks to provide current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Hotchkis and Wiley (the "Advisor") under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, they are obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is the Fund's intent to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 2.
INVESTMENT ADVISORY AGREEMENT. The Fund has an investment advisory agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated. The Advisor is a division of Merrill Lynch Asset Management, L.P., an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Advisor receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Advisor has agreed to pay all operating expenses in excess of 1.35% as applied to the Fund's daily net assets.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1999 were $38,943,723 and $144,647,500, respectively.

As of June 30, 1999, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                                 Appreciated   Depreciated
                            Fund                              Net Appreciation   Securities     Securities
-----------------------------------------------------------------------------------------------------------
International VIP Portfolio.................................    $10,965,132      $24,198,761   $(13,233,629)

At June 30, 1999, the cost of investments for federal income tax purposes was $170,409,450. Any differences between book and tax are due primarily to wash sale losses.

At June 30, 1999, the Fund had accumulated net realized capital loss carryovers of $3,178,827, expiring in 2006. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended    June 10, 1998*
                                                               June 30, 1999          through
INTERNATIONAL VIP PORTFOLIO                                     (Unaudited)      December 31, 1998
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $       9.52       $      10.00
  Income from Investment Operations:
    Net investment income...................................            0.12               0.04
    Net realized and unrealized gain (loss) on
     investments............................................            1.04              (0.48)
                                                                ------------       ------------
    Total from investment operations........................            1.16              (0.44)
                                                                ------------       ------------
  Less Distributions:
    Dividends (from net investment income)..................              --              (0.04)
                                                                ------------       ------------
Net Asset Value, End of Period..............................    $      10.68       $       9.52
                                                                ============       ============
Total Return(1).............................................           12.18%             (4.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period...................................    $185,952,718       $289,134,958
Ratio of expenses to average net assets(2)..................            1.01%              1.05%
Ratio of net investment income to average net assets(2).....            1.98%              1.09%
Portfolio turnover rate(1)..................................              19%                24%

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements